EMPLOYEE RETIREMENT BENEFITS	12 Months Ended
Jun. 30, 2022
EMPLOYEE RETIREMENT BENEFITS
EMPLOYEE RETIREMENT BENEFITS

NOTE 12 -           EMPLOYEE RETIREMENT BENEFITS

The Company has made employee benefit contributions in accordance with Chinese relevant regulations, including retirement insurance, unemployment insurance, medical insurance, housing fund, work injury insurance and birth insurance. The Company recorded the contribution in the salaries and employee charges when incurred. The contributions made by the Companies were $89,501 and $101,318 for the year ended June 30, 2022 and 2021, respectively.